Financial Instruments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Financial Instruments [Abstract]
Cash and cash equivalents	€ 87,614		$ 102,871	€ 41,134	$ 48,297	€ 51,127	€ 46,458
Derivative financial assets	656		770	656
Non-current restricted cash	16,071		$ 18,870	17,052
Trade receivables	958			980
Revenue receivables	6,278			4,413
Government authorities receivables	8,495			€ 5,886
Increase (decrease) in working capital	€ 22,191
Percentage of income	80.00%		80.00%
Deposit value		€ 10,000
Percentage of reducing fund		10.00%
Security fund amount		€ 3,500
Fixed price percentage				75.00%	75.00%